INVESTMENTS IN SUBSIDIARIES AND ASSOCIATES	12 Months Ended
Dec. 31, 2023
INVESTMENTS IN SUBSIDIARIES AND ASSOCIATES
INVESTMENTS IN SUBSIDIARIES AND ASSOCIATES
9. INVESTMENTS IN SUBSIDIARIES AND ASSOCIATES
9.1. INVESTMENTS IN SUBSIDIARIES AND ASSOCIATES

Accounting policy:

i. Subsidiaries

Subsidiaries are all entities over which the Company has control, are fully consolidated from the date of acquisition of control and deconsolidated when control ceases to exist.

Control is obtained when the Company is exposed or entitled to variable returns based on its involvement with the investee and has the ability to affect those returns through the power exercised in relation to the investee.

Specifically, the Company controls an investee if, and only if, it has:

• Power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee);

• Exposure or right to variable returns arising from its involvement with the investee; and

• The ability to use its power over the investee to affect the value of its returns.

There is usually a presumption that a majority of voting rights results in control. To support this presumption and when the Company has less than a majority of the voting rights of an investee, we consider all relevant facts and circumstances when assessing whether it has power over an investee, including:

• The contractual agreement between the investor and other holders of voting rights;

• Rights arising from other contractual agreements; and

• The Company's voting rights and potential voting rights.

Using consistent accounting policies, subsidiaries' financial statements are prepared for the same reporting period as the parent company. Adjustments are made to the financial statements of the subsidiaries in order to conform their accounting policies to those of the Company.

On consolidation, all transactions between related parties are eliminated. Unrealized gains resulting from transactions with investees recorded using the equity method are written off against the investment in proportion to the Company's ownership interest in the investee. Unrealized losses are eliminated in the same manner, but only if no evidence of impairment exists.

ii. Associates

Associates are entities over whose financial and operating policies the Company has significant influence, but neither control nor joint control.

In preparing the consolidated financial statements, intragroup balances and transactions, as well as any unrealized income or expenses arising from intragroup transactions, are written off.

In accordance with the equity method, the equity interest of associates attributable to the Company in the profit or loss for the exercise of such investments is recorded in the income statement, under “Equity in earnings”. Unrealized gains and losses arising from transactions between the Company and its investees are written off in proportion to the Company's ownership stake in these investees. Other comprehensive income of subsidiaries, associates, and joint ventures is recorded directly under "Other comprehensive income" in the Company's shareholders' equity.

iii. Investments in affiliates with significant influence

Significant influence is the power to participate in decisions about financial and operational policies of an investee, but without individual or joint control of these policies. If the investor holds directly or indirectly less than twenty percent of the investee’s voting power, it is presumed that he has no significant influence unless that influence can be clearly demonstrated. For investments with a stake of less than 20 percent, the company conducts the appropriate valuations to determine whether it has significant influence.

Participations in investments with significant influence are valued by the equity method and, when applicable, deducted from provision for losses by recoverable value (impairment).

Unrealized gains resulting from transactions with investments recorded using the equity method are written off in proportion to the Company's ownership interest in the investee. Unrealized losses are written off in the same manner, but only if there is no evidence of an impairment loss.

The Company's subsidiaries are listed below:

	12/31/2023	12/31/2022
Directly owned subsidiaries excluding treasury shares
Cosan Corporate
Cosan Corretora de Seguros Ltda	100.00%	100.00%
Cosan Nove Participações S.A.	73.09%	73.09%
Cosan Luxembourg S.A.(i)	100.00%	100.00%
Cosan Overseas Limited	100.00%	100.00%
Pasadena Empreendimentos e Participações S.A.	100.00%	100.00%
Cosan Limited Partners Brasil Consultoria Ltda.	97.50%	97.50%
Barrapar Participaçoes Ltda.	100.00%	100.00%
Aldwych Temple	100.00%	100.00%
Cosan Oito S.A.	100.00%	100.00%
Cosan Global Limited	100.00%	100.00%
Atlântico Participações Ltda.	100.00%	100.00%
Sinlog Tecnologia em Logística S.A.(ii)	-	57.48%
Cosan Dez Participações S.A.	76.80%	76.80%
Radar
Radar Propriedades Agrícolas S.A.(iii)	50.00%	50.00%
Radar II Propriedades Agrícolas S.A.(iii)	50.00%	50.00%
Nova Agrícola Ponte Alta S.A. (iii)	50.00%	50.00%
Nova Amaralina S.A Propriedades Agrícolas (iii)	50.00%	50.00%
Nova Santa Bárbara Agrícola S.A.(iii)	50.00%	50.00%
Terras da Ponta Alta S.A. (iii)	50.00%	50.00%
Castanheira Propriedades Agrícolas S.A.(iii)	50.00%	50.00%
Manacá Propriedades Agrícolas S.A.(iii)	50.00%	50.00%
Paineira Propriedades Agrícolas S.A.(iii)	50.00%	50.00%
Tellus Brasil Participações S.A.(iv)	20.00%	20.00%
Janus Brasil Participações S.A.(iv)	20.00%	20.00%
Duguetiapar Empreendimentos e Participações S.A.(iv)	20.00%	20.00%
Gamiovapar Empreendimentos e Participações S.A.(iv)	20.00%	20.00%
Moove
Moove Lubricants Holdings	70.00%	70.00%
Rumo
Rumo S.A.(v)	30.42%	30.35%

(i)	Despite presenting an unsecured liability amount of R$146,276 as of December 31, 2023, as shown below, no other events or conditions were identified that, individually or collectively, may raise relevant doubts as to the ability to maintenance of its operational continuity. Subsidiaries have financial support from the Company.
(ii)	Sale of interest completed on May 2, 2023, for R$45,000.
(iii)	The Company is the majority shareholder, holding 50% of the capital stock plus one share.
(iv)	The Company holds more than 60.00% of the voting shares of each entity, has decision-making power over the relevant activities of each entity and has the right to appoint a majority of the members of the board of directors of each entity pursuant to a shareholders' agreement entered with certain other shareholders of these entities.
(v)	The Company is the largest shareholder. In addition, the Company has decision-making power over the relevant activities of this entity and has the right to appoint a majority of the members of the board of directors in accordance with the shareholders' agreement entered with certain other shareholders of the entity.

The following are investments in subsidiaries and related companies as of December 31, 2023, which are relevant to the Company:

(i)	The participation related to economic benefit differs from the corporate participation exclusively on account of dividend distribution as explanatory note 1.1.
(ii)	On July 19, 2023, the subsidiary Rumo S.A. and the indirect subsidiary Rumo Malha Norte called their respective Extraordinary General Assemblies – AGEs, approving the corporate acts relating to the Corporate Reorganization, as communicated by Rumo S.A to the market on the dates of April 20th, June 2nd and June 19th, 2023.

The Company's associates are listed below:

	Shares issued by the investee	Shares held by Cosan	Cosan ownership interest
Rumo
Rhall Terminais Ltda	28,580	8,574	30.00%
Termag - Terminal Marítimo de Guarujá S.A.	500,000	99,246	19.85%
TGG - Terminal de Granéis do Guarujá S.A.	79,747,000	7,914,609	9.92%
Elevações Portuárias S.A.	672,397,254	134,479,451	20.00%
Terminal XXXIX S.A.	200,000	99,246	49.62%
Compass
Gás de Alagoas S.A. – ALGÁS	810,896,963	238,728,878	29.44%
Companhia de Gás do Ceará – Cegás	39,400,000	11,599,428	29.44%
CEG Rio S.A.	1,995,022,625	746,251,086	37.41%
Companhia Paranaense de Gás - Compagás	33,600,000	8,232,000	24.50%
Companhia Potiguar de Gás – Potigas	4,245,000	3,523,350	83.00%
Companhia de Gás de Mato Grosso do Sul - Msgás	61,610,000	30,188,900	49.00%
Companhia de Gás de Santa Catarina - Scgás	10,749,497	4,407,293	41.00%
Sergipe Gás S.A. – SERGÁS	1,593,656	661,363	41.50%
Companhia Pernambucana de Gás - Copergás	163,485,912	67,846,653	41.50%
Cosan Corporate
Vale S.A(i)	4,539,007,580	190,965,062	4.90%

(i)	From November 30, 2023, the Company began to have significant influence in Vale S.A as explained in note 1.3, recognizing equity under its equity through Cosan Oito. The value of 4.90% refers to the percentage of participation excluding treasury shares to calculate equity and receive dividends.

	At January 1, 2023	Interest in earnings of associates	Discontinued operation	Dividends	Capital reduction	Reclassification to held for sale	Reclassification of financial assets	Other (ii)	At December 31, 2023	Dividend receivable (i)
Rumo
Rhall Terminais Ltda	5,654	1,716	—	(1,200)	—	—	—	—	6,170	—
Termag - Terminal Marítimo de Guarujá S.A.	8,464	(2,446)	—	—	—	—	—	—	6,018	—
TGG - Terminal de Granéis do Guarujá S.A.	17,468	8,826	—	(10,334)	—	—	—	—	15,960	—
Elevações Portuárias S.A.	296,746	38,992	—	(18,960)	(99,040)	—	—	—	217,738	—
Terminal XXXIX S.A.	53,136	28,247	—	(14,968)	—	—	—	—	66,415	—
Compass
Companhia Paranaense de Gás - Compagás	424,837	36,300	—	(57,956)	—	—	—	351	403,532	5,636
Companhia Pernambucana de Gás - Copergás	415,301	—	5,921	(19,238)	—	(401,984)	—	—	—	—
Companhia de Gás de Santa Catarina - Scgás	627,829	37,028	—	(24,525)	—	—	—	—	640,332	6,957
Sergipe Gás S.A. - SERGÁS	69,430	—	3,230	(5,466)	—	(67,194)	—	—	—	—
Companhia de Gás do Ceará - Cegás	184,537	—	11,573	(13,676)	—	(183,880)	—	1,446	—	—
CEG Rio S.A.	274,480	84,822	—	(70,916)	—	—	—	—	288,386	20,708
Companhia de Gás de Mato Grosso do Sul - Msgás	291,543	20,828	—	( )	—	—	—	14,497—	297,874	2,496
Companhia Potiguar de Gás - Potigas	168,887	—	14,371	(13,118)	—	(170,140)	—	—	—	—
Gás de Alagoas S.A. - Algás	68,448	—	10,324	(8,492)	—	(69,656)	—	(624)	—	—
Cosan Corporate
Vale S.A	—	96,075	—	—	—	—	16,274,081	(707,671)	15,662,485	—
Other	7,183	11	—	—	—	—	—	(735)	6,459	39
	2,913,943	350,399	45,419	(273,346)	(99,040)	(892,854)	16,274,081	(707,233)	17,611,369	35,836

(i)	Dividends receivable by the controlling companies of the subsidiaries disclosed in the table, which are consolidated in Cosan S.A.
(ii)	The balance of others is mainly composed of the cost of the shares sold by Vale S.A. in the amount of R$701,575.

	At January 1, 2022	Interest in earnings of associates	Discontinued operation	Change of equity interest in subsidiary	Other comprehensive income	Declared dividends	Disposal of investment	Contributed capital	Business combination	Other	At December 31, 2022	Dividend receivable (i)
Rumo
Rhall Terminais Ltda	4,907	1,647	—	—	—	(900)	—	—	—	—	5,654	71
Termag - Terminal Marítimo de Guarujá S.A.	4,725	4,445	—	—	—	—	—	—	—	(706)	8,464	151
TGG - Terminal de Granéis do Guarujá S.A.	17,563	5,689	—	—	—	(5,784)	—	—	—	—	17,468	118
Elevações Portuárias S.A.	—	6,190	—	135,159	—	—	155,397	—	—	—	296,746	717
Terminal XXXIX S.A.	30,649	22,487	—	—	—	—	—	—	—	—	53,136	—
Compass
Companhia Paranaense de Gás - Compagás	—	19,931	—	—	—	(6,831)	—	—	411,737	—	424,837	44,121
Companhia Pernambucana de Gás - Copergás	—	—	19,094	—	—	(9,493)	—	—	405,700	—	415,301	8,300
Companhia de Gás de Santa Catarina - Scgás	—	34,885	—	—	—	(15,524)	—	—	608,468	—	627,829	16,214
Sergipe Gás S.A. - SERGÁS	—	—	9,015	—	—	(3,441)	—	—	63,856	—	69,430	3,202
Companhia de Gás do Ceará - Cegás	—	—	6,717	—	—	(4,189)	—	—	182,009	—	184,537	—
CEG Rio S.A.	—	29,686	—	—	—	(16,542)	—	—	261,336	—	274,480	14,968
Companhia de Gás de Mato Grosso do Sul - Msgás	—	13,530	—	—	—	(6,160)	—	—	284,173	—	291,543	3,837
Companhia Potiguar de Gás - Potigas	—	—	9,066	—	—	(8,390)	—	—	168,211	—	168,887	7,674
Gás de Alagoas S.A. - Algás	—	—	5,954	—	—	(2,985)	—	—	66,001	(522)	68,448	2,711
Radar
Tellus Brasil Participações S.A.	142,798	128,860	—	—	—	(30,756)	—	58,806	(299,708)	—	—	—
Janus Brasil Participações S.A.	183,357	150,687	—	—	—	(35,559)	—	79,725	(378,210)	—	—	—
Cosan Corporate
TUP Porto São Luis S.A.	394,380	49	—	—	—	—	—	—	(393,579)	(850)	—	—
Other	1,688	811	—	—	5,536	—	—	—	—	(852)	7,183	—
	780,067	418,897	49,846	135,159	5,536	(146,554)	155,397	138,531	1,379,994	(2,930)	2,913,943	102,084

(i)	Dividends receivable by the parent companies of the subsidiaries disclosed in the table, which are consolidated in Cosan S.A.

Financial information of associates

	Balance as of December 31, 2023				Balance as of December 31, 2022
	Assets	Liabilities	Shareholders' equity and unsecured liabilities	Profit for the year	Assets	Liabilities	Shareholders' equity and unsecured liabilities	Profit for the year
Rumo
Rhall Terminais Ltda.	33,060	(12,491)	20,569	5,983	33,382	(14,534)	18,848	5,811
Elevações Portuárias S.A.	1,251,643	(444,748)	806,895	194,954	950,538	(243,797)	706,741	127,554
Termag - Terminal Marítimo de Guarujá S.A.	298,815	(268,730)	30,085	4,721	273,760	(231,119)	42,641	19,881
TGG - Terminal de Granéis do Guarujá S.A.	242,779	(73,216)	169,563	88,867	254,748	(78,657)	176,091	58,139
Terminal XXXIX S.A.	481,569	(326,731)	154,838	53,986	433,412	(388,882)	44,530	44,530

Compass
Companhia Paranaense de Gás - Compagás	1,208,959	(685,288)	523,671	96,866	1,115,974	(458,322)	657,652	161,467
Companhia de Gás de Santa Catarina - Scgás	1,118,237	(399,252)	718,985	153,217	1,093,210	(453,632)	639,578	161,504
CEG Rio S.A.	1,944,385	(1,326,484)	617,901	233,099	1,910,875	(1,351,937)	558,938	150,969
Companhia de Gás de Mato Grosso do Sul - Msgás	390,976	(193,298)	197,678	56,649	339,695	(164,774)	174,921	11,448

Cosan Corporate
Vale S.A.	423,626,000	(232,661,000)	190,965,000	39,940,000	—	—	—	—

9.2. ACQUISITION OF SUBSIDIARIES

Accounting policy:

Business combinations are accounted for using the acquisition method when the control is transferred to the Company. The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired and liabilities assumed. Any goodwill that arises is tested annually for impairment. Any gain on a bargain purchase is recognized in profit or loss immediately. Transaction costs are expensed as incurred, except if related to the issue of debt or equity.

For each business combination, the Company measures non-controlling interests in the acquisition using one of the following methods:

i. fair value; or

ii. proportional share of the acquirer's identifiable net assets, which are typically valued at fair market price.

The transferred consideration excludes amounts related to the liquidation of preexisting relationships. Typically, these amounts are recognized in profit or loss

Contingent consideration depends on an acquired business meeting targets within a fixed period. To calculate obligations at the time of acquisition and at each subsequent reporting date, projections of future performance are required. In addition, estimates are required to value the assets and liabilities acquired in business combinations. Intangible assets, such as brands, are frequently a crucial component of an acquired business because they enable us to derive greater value than would be possible otherwise.

Measurement of fair values

In measuring fair values, valuation techniques were used considering market prices for similar items, discounted cash flow, among others.

Since this is a fair value measurement, the accounting for the acquisition will be revisited if new information obtained within one year of the acquisition date regarding the facts and circumstances that existed at the acquisition date indicates adjustments to the amounts mentioned above or any additional provision that existed at the acquisition date. Management's expectation is that only the measurements of intangible assets could have some kind of impact on this evaluation.

BIOMETANO VERDE PAULÍNIA S.A.

On October 20, 2023, Edge Comercialização acquired a 51% stake in Biometano Verde Paulínia S.A. (“BVP”) for R$247,152, of which R$100,000 via capital contribution, R$135,000 paid in a single installment to the former controlling shareholders and R$12,152 referring to contingent consideration.

BVP is a privately held company based in Brazil whose activities will involve the purification and treatment of Biogas and the production, movement and sale of Biomethane. Edge Comercialização carried out the acquisition in line with the objective of expanding the Marketing & Services segment, offering increasingly complete solutions to its customers towards a safe and efficient energy transition.

In the evaluation carried out by the Company, the acquisition price was allocated as a biogas supply contract, lending contract and licenses for a fair value of R$384,277. Intangible assets will be amortized until 2045.

The fair value of the assets and liabilities acquired is shown below:

Consideration transferred	12/31/2023
Capital contribution	100,000
Cash transfer	135,000
Contingent consideration	12,152
Consideration transferred	247,152

Identifiable assets acquired and liabilities assumed
Cash, cash equivalents and restricted cash	100,341
Intangible assets	582,238
Trade payables	(5)
Other obligations	(1)
Deferred Income Tax (IR) and social contribution (CS)	(197,961)
Non-controlling interest	(237,460)
Liquid and acquired assets	247,152
Contingent consideration	(12,152)
Returns on financial investments	341
Cash received	(100,341)
Transferred consideration, net of cash	135,000

The consolidated income statement includes net profit in the amount of R$1,104 since the acquisition date, respectively generated by BVP. If the acquired subsidiary had been consolidated since January 1, 2023, the consolidated income statement for the year ended December 31, 2023, would show a net profit of R$2,826 (unaudited).

For the purposes of annual procedures, Management evaluated the factors of the business combination and the estimates used.

9.3. NON-CONTROLLING INTEREST IN SUBSIDIARIES

Accounting policy:

Transactions with non-controlling equity interests that do not result in a loss of control are accounted for as equity transactions – that is, as transactions with owners in their capacity as owners.

Below is summarized financial information for each subsidiary that has non-controlling interests that are material to the group. The amounts disclosed for each subsidiary are before intercompany eliminations.

	Shares issued by the subsidiary	Shares held by non-controlling shareholders	Non-controlling interest
Radar
Tellus Brasil Participações S.A.	119,063,044	95,250,435	80.00%
Janus Brasil Participações S.A.	286,370,051	229,096,041	80.00%
Duguetiapar Empreendimentos e Participações S.A.	3,573,842	2,859,074	80.00%
Gamiovapar Empreendimentos e Participações S.A.	12,912,970	10,330,376	80.00%
Radar Propriedades Agrícolas S.A.	737,500	368,750	50.00%
Nova Agrícola Ponte Alta S.A.	160,693,378	80,346,689	50.00%
Terras da Ponte Alta S.A.	16,066,329	8,033,165	50.00%
Nova Santa Bárbara Agrícola S.A.	32,336,994	16,168,497	50.00%
Nova Amaralina S.A.	30,603,159	15,301,580	50.00%
Paineira Propriedades Agrícolas S.A.	132,667,061	66,333,531	50.00%
Manacá Propriedades Agrícolas S.A.	128,977,921	64,488,961	50.00%
Castanheira Propriedades Agrícolas S.A.	83,850,938	41,925,469	50.00%
Radar II Propriedades Agrícolas S.A.	81,440,221	40,720,111	50.00%
Rumo
Rumo S.A.	1,854,868,949	1,291,629,301	69.58%
Moove
Cosan Lubes Investments Limited	34,963,764	10,489,129	30.00%
Cosan Corporate
Cosan Nove Participações S.A.	7,663,761,735	2,062,583,640	26.91%
Cosan Dez Participações S.A.	3,473,458,687	805,963,829	23.20%

The following table summarizes information relating to each of the Company's subsidiaries that has material non-controlling interests, prior to any intra-group elimination.

	Balance as of January 1, 2023	Profit attributable to non-controlling interests	Capital (reduction) increase	Gain (loss) with capital increase	Other comprehensive income	Dividends	Business combination	Reclassification	Other	On December 31, 2023
Compass
Comgás	27,151	11,419	—	—	444	(6,869)	—	—	—	32,145
Commit Gás S.A.	2,058,651	185,312	—	—	—	(309,324)	—	(372,030)	(109)	1,562,500
Norgás S.A.	—	—	—	—	—	—	—	372,030	—	372,030
Biometano Verde Paulínia S.A	—	521	—	—	—	—	237,460	—	—	237,981
Compass Gás e Energia	782,583	192,358	—	—	132	(183,126)	—	—	(1,275)	790,672
Rumo
Rumo S.A.	10,797,146	503,029	(12,250)	(9,280)	704	(122,165)	—	—	(52,595)	11,104,589
Moove
Cosan Lubes Investments Limited	702,001	82,979	—	—	(78,742)	(15,346)	—	—	4,956	695,848
Cosan Corporate
Cosan Limited Partners Brasil	9	(2)	—	—	—	—	—	—	—	7
Cosan Nove Participações S.A.	2,634,310	338,315	—	32,732	(14,728)	(436,566)	—	—	12,956	2,567,019
Cosan Dez Participações S.A.	1,302,661	573,987	1	—	454	(372,772)	—	—	7,710	1,512,041
Sinlog Tecnologia em Logística S.A.	14,911	(1,969)	21,959	(12,622)	—	—	—	—	(22,279)	—
Radar
Janus Brasil Participações S.A.	3,773,279	924,908	—	—	—	(74,830)	—	—	119,844	4,743,201
Tellus Brasil Participações S.A.	2,584,058	562,713	(18,400)	—	—	(40,531)	—	—	68,488	3,156,328
Gamiovapar Empreendimentos e Participações S.A.	505,681	19,233	(5,004)	—	—	(47,377)	—	—	(289)	472,244
Duguetiapar Empreendimentos e Participações S.A.	70,857	26,185	—	—	—	(30,319)	—	—	(8)	66,715
Radar II Propriedades Agrícolas S.A.	878,879	174,346	(1,902)	—	—	37,831	—	—	—	1,089,154
Radar Propriedades Agrícolas S.A.	212,065	4,331	(7,275)	—	—	(4,677)	—	—	—	204,444
Nova Agrícola Ponte Alta S.A.	365,807	35,196	—	—	—	16,010	—	—	—	417,013
Nova Amaralina S.A. Propriedades Agrícolas	2,041	12,971	—	—	—	14,881	—	—	—	29,893
Nova Santa Bárbara Agrícola S.A.	201,389	(3,141)	—	—	—	(415)	—	—	—	197,833
Terras da Ponte Alta S.A.	73,421	14,440	—	—	—	(3,610)	—	—	—	84,251
Paineira Propriedades Agrícolas S.A.	157,784	40,115	—	—	—	1,404	—	—	—	199,303
Manacá Propriedades Agrícolas S.A.	160,553	40,163	(1,151)	—	—	19	—	—	—	199,584
Castanheira Propriedades Agrícolas S.A.	210,995	52,944	—	—	—	27,139	—	—	—	291,078
	27,516,232	3,790,353	(24,022)	10,830	(91,736)	(1,550,643)	237,460	—	137,399	30,025,873

	Balance as of January 1, 2022	Profit attributable to non-controlling interests	Gain (loss) with capital increase	Other comprehensive income	Dividends	Capital increase	Acquisition of non-controlling interests	Business combination	Other	On December 31, 2022
Compass
Comgás	28,466	14,881	—	—	(16,926)	—	—	—	730	27,151
Commit Gás S.A.	—	107,593	—	—	(64,435)	—	—	2,015,493	—	2,058,651
Compass Gás e Energia	761,432	221,871	(78)	3,197	(201,024)	—	—	—	(2,815)	782,583
Sulgás	—	6,466	—	—	(26,701)	—	(888,450)	908,883	(198)	—
Rumo
Rumo S.A.	10,527,777	357,642	(21,358)	2,061	(89,194)	—	—	—	20,218	10,797,146
Moove
Cosan Lubes Investments Limited	683,143	145,981	—	(127,123)	—	—	—	—	—	702,001
Cosan Corporate
Cosan Limited Partners Brasil	14	(5)	—	—	—	—	—	—	—	9
Cosan Nove Participações S.A.	—	53,353	(1,416,657)	10,070	(12,434)	4,000,910	—	—	(932)	2,634,310
Cosan Dez Participações S.A.	—	14,965	(2,592,096)	5,073	(3,540)	3,888,341	—	—	(10,082)	1,302,661
Sinlog Tecnologia em Logística S.A.	6,549	(7,677)	16,039	—	—	—	—	—	—	14,911
Payly	2,602	(1,626)	—	—	—	—	—	—	(976)	—
Radar
Janus Brasil Participações S.A.	—	(10,971)	—	—	—	—	(196,857)	3,981,107	—	3,773,279
Tellus Brasil Participações S.A.	—	8,531	—	—	—	—	(7,508)	2,583,035	—	2,584,058
Gamiovapar Empreendimentos e Participações S.A.	—	2,900	—	—	—	—	4,975	497,806	—	505,681
Duguetiapar Empreendimentos e Participações S.A.	—	(788)	—	—	—	—	(4,534)	76,179	—	70,857
Radar II Propriedades Agrícolas S.A.	—	246,698	—	108	(124,858)	—	—	—	756,931	878,879
Radar Propriedades Agrícolas S.A.	—	34,002	—	—	(20,516)	—	—	—	198,579	212,065
Nova Agrícola Ponte Alta S.A.	—	97,035	—	—	(50,267)	—	—	—	319,039	365,807
Nova Amaralina S.A. Propriedades Agrícolas	—	8,000	—	—	(31,444)	—	—	—	25,485	2,041
Nova Santa Bárbara Agrícola S.A.	—	53,686	—	—	(5,041)	—	—	—	152,744	201,389
Terras da Ponte Alta S.A.	—	39,890	—	—	(16,778)	—	—	—	50,309	73,421
Paineira Propriedades Agrícolas S.A.	—	58,604	—	—	(27,222)	—	—	—	126,402	157,784
Manacá Propriedades Agrícolas S.A.	—	46,793	—	—	(23,319)	—	—	—	137,079	160,553
Castanheira Propriedades Agrícolas S.A.	—	77,819	—	—	(66,151)	—	—	—	199,327	210,995
Violeta Fundo de Investimento Multimercado	2,119,102	69,200	(107,359)	11,143	(132,885)	—	—	—	(1,959,201)	—
	14,129,085	1,644,843	(4,121,509)	(95,471)	(912,735)	7,889,251	(1,092,374)	10,062,503	(213,110)	27,516,232

Summary statement of financial position:

	Cosan Dez		Cosan Nove		Moove		Rumo		Radar (Restated)
	12/31/2023	12/31/2022	12/31/2023	12/31/2022	12/31/2023	12/31/2022	12/31/2023	12/31/2022	12/31/2023	12/31/2022
Current
Assets	1,020,790	2,015	4,903	2,721	91,412	1,777,104	3,846,647	2,474,218	819,887	514,788
Liabilities	(127,876)	(126,916)	(392)	(169,079)	(3,603)	(1,341,106)	(1,135,917)	(852,071)	(184,004)	(916,363)
Current net assets	892,914	(124,901)	4,511	(166,358)	87,809	435,998	2,710,730	1,622,147	635,883	(401,575)

Non-current
Assets	5,798,291	5,738,715	10,373,285	9,954,431	2,218,429	2,204,878	22,572,211	20,971,764	16,152,441	14,316,130
Liabilities	—	—	—	—	—	(1,208,604)	(9,611,588)	(7,402,742)	(613,705)	(530,331)
Non-current net assets	5,798,291	5,738,715	10,373,285	9,954,431	2,218,429	996,274	12,960,623	13,569,022	15,538,736	13,785,799

Shareholders’ equity	6,691,205	5,613,814	10,377,796	9,788,073	2,306,238	1,432,272	15,671,353	15,191,169	16,174,619	13,384,224

Summary statements of profit or loss and other comprehensive income:

	Cosan Dez			Cosan Nove			Moove
	12/31/2023	12/31/2022	12/31/2021	12/31/2023	12/31/2022	12/31/2021	12/31/2023	12/31/2022	12/31/2021
Net revenue	—	—	—	—	—	—	—	3,842,981	2,608,680
Income before taxes	1,396,633	63,578	—	1,005,640	194,522	—	207,982	485,729	310,500
Income tax and social contribution	(2,301)	—	—	(5,892)	—	—	—	11,665	(15,742)
Income for the year	1,394,332	63,578	—	999,748	194,522	—	207,982	497,394	294,758
Other comprehensive income (loss)	1,957	—	—	(54,731)	—	—	(262,473)	—	—
Total comprehensive results	1,396,289	63,578	—	945,017	194,522	—	(54,491)	497,394	294,758
Comprehensive income attributable to non-controlling shareholders	454	14,965	—	(14,728)	52,353	—	(78,742)	149,218	88,427
Dividends paid	372,772	—	—	571,261	—	—	—	150,000	—

	Rumo			Radar(Restated)
	12/31/2023	12/31/2022	12/31/2021	12/31/2023	12/31/2022	12/31/2021
Net revenue	1,013,446	984,597	772,714	743,411	834,616	31,502
Income before taxes	769,233	633,164	198,239	2,820,202	1,556,155	49,218
Income tax and social contribution	(49,569)	(118,224)	(47,701)	(147,636)	(74,915)	(4,215)
Income for the year	719,664	514,940	150,538	2,672,566	1,481,240	45,003
Other comprehensive income	1,011	2,961	—	—	—	—
Total comprehensive results	720,675	517,901	150,538	2,672,566	1,481,240	45,003

Comprehensive income attributable to non-controlling shareholders	704	360,776	104,850	—	—	—
Dividends paid	122,231	35,733	—	530,576	948,967	15,600

Summary Cash Flow Statement:

	Cosan Dez			Cosan Nove			Moove
	12/31/2023	12/31/2022	12/31/2021	12/31/2023	12/31/2022	12/31/2021	12/31/2023	12/31/2022	12/31/2021
Cash (generated (used in) in operating activities	(176)	3	—	14,941	2	—	(359)	292,204	95,461
Cash (generated (used in) in investing activities	757,196	—	—	555,408	(19,217)	—	(5,683)	(41,004)	77,742
Cash generated (used in) in financing activities	(372,772)	2,011	—	(571,261)	21,936	—	7,976	(197,994)	(13,766)
Reduction of cash and cash equivalents	384,248	2,014	—	(912)	2,721	—	1,934	53,206	159,437

Cash and cash equivalents at the beginning of the year	2,014	—	—	2,721	—	—	—	761,698	492,619
Effect of FX variation on the cash balance and cash equivalents	—	—	—	—	—	—	(76)	—	109,642
Cash and cash equivalents at the end of the year	386,262	2,014	—	1,809	2,721	—	1,858	814,904	761,698

	Rumo			Radar(Restated)
	12/31/2023	12/31/2022	12/31/2021	12/31/2023	12/31/2022	12/31/2021
Cash (generated (used in) in operating activities	674,137	94,522	(15,679)	626,057	791,779	21,690
Cash (generated (used in) in investing activities	(175,273)	2,518,699	(1,469,750)	(30,681)	175,611	1,429
Cash generated (used in) in financing activities	445,843	(1,235,688)	714,115	(581,012)	(949,277)	(15,650)
Reduction of cash and cash equivalents	944,707	1,377,533	(771,314)	14,364	18,113	7,469

Cash and cash equivalents at the beginning of the year	2,169,335	791,802	1,568,667	25,582	7,469	—
Effect of FX variation on the cash balance and cash equivalents	—	—	(5,551)	—	—	—
Cash and cash equivalents at the end of the year	3,114,042	2,169,335	791,802	39,946	25,582	7,469

9.4. INVESTMENTS IN ASSOCIATES WITH SIGNIFICANT INFLUENCE

On November 30, 2023, through the subsidiary Cosan Oito, the Company obtained sufficient evidence to conclude that it had ability to exert significant influence on Vale’s policies and operations as a result of the member appointed by Cosan to the board of directors of Vale being able to participate in policy-making processes, including decisions on dividends and other distributions. Accordingly, from this date onwards, Cosan began to consider Vale as a related company over which it exercises significant influence, accounting for the investment using the equity method as required by IAS 28. See also note 1.1 (b).

Vale is a publicly traded corporation headquartered in the city of Rio de Janeiro, Brazil. Together with its subsidiaries, it is one of the largest producers of iron ore and nickel in the world, also producing iron ore and copper pellets.

The Company’s equity interest in Vale is detailed in the following table:

Vale S.A.
Shares issued by the investee	4,539,007,580
Treasury shares by the investee	239,153,280
Shares held by Cosan	210,866,700
Cosan ownership interest	4.90%
Cosan ownership interest (total shares)	4.65%
Market price at December 31, 2023 (in R$)	73.89
Fair value on the quoted market	15,580,940
Dividends received (i)	1,305,410

(i)	Dividends and interest on equity received before obtaining significant influence.

Summarized financial position:

The summarized financial information presented below reflects the adjustments of fair value made by the Company at the time to acquisition of significant influence.

Fair value at December 31, 2023
Current assets	71,488,000
Non-current assets held for sale	19,041,000
Non-current assets	559,608,737
Current liabilities	69,424,316
Liabilities related to assets held for sale	2,714,000
Non-current liabilities	234,756,474
Revenue	208,066,000
Other comprehensive income	(2,467,000)
Total comprehensive income	38,087,000

Equity	326,980,947
Cosan’s share in equity	4.90%
Equity interest of Cosan’s Investment	16,022,066

Equity method of one month period (i)
Profit for the period of one month	2,189,734
Cosan's share in equity	4.90%
Cosan's share of one month period	107,297
Amortization of fair value adjustments	(11,222)
Equity in earnings	96,075

(i)	Equity in earnings related to the one-month period since the Company obtained significant influence at Vale on November 30, 2023.